Cash and Cash Equivalents - Summary of Cash and Cash Equivalent (Details) - USD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash And Cash Equivalents [Abstract]
Cash and bank deposits	$ 2,052	$ 2,021
Deposits with financial institutions	777	1,020
Cash and cash equivalents	2,829	3,041
Cash and cash equivalents included under assets classified as held for sale (Refer note no 2.9)		8
Cash and cash equivalents	$ 2,829	$ 3,049	$ 3,489	$ 4,935